Related party transactions - Service agreements and products - General (Details)		1 Months Ended		9 Months Ended
	Dec. 31, 2010	Aug. 31, 2026 shares	Mar. 31, 2025 shares	Sep. 30, 2026 item
Related party transactions
Number of members of supervisory board, elected by shareholders | item				6
Vifor Fresenius Medical Care Renal Pharma Ltd.
Related party transactions
Ownership in associate (as a percent)	45.00%
Maximum | Fresenius SE Companies
Related party transactions
Term of related party agreement to receive services				4 years
Fresenius SE
Related party transactions
Number of members of supervisory board, elected by shareholders | item				1
Number of company shares sold | shares		7,800,000	10,600,000
Proportion of ownership interest in reporting entity (as a percent), including treasury shares				25.00%
Fresenius SE | Minimum
Related party transactions
Percentage of ownership interest in company intended to be retained		25.00%	25.00%
Number of shares in company intended to be retained in addition to 25% ownership | shares		1	1